SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	94-2634797
Plan number	001
Participant contributions transferred late to Plan	$ 17,973
Contributions not corrected	0
Contributions corrected outside VFCP	17,973
Contributions pending correction in VFCP	0
Total fully corrected under VFCP and PTE 2002-51	$ 0